Inventories - Inventories Net of Reserves (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Raw materials and supplies	$ 70,905	$ 71,548	$ 66,699
Finished goods	74,966	75,099	60,716
Total	$ 145,871	$ 146,647	$ 127,415